Gain (loss) on non - financial assets, net - Schedule of Impairment Losses on Non-Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain (loss) on non - financial assets, net
Gain on investment property - Right-of-use	$ 0	$ 0	$ 742